Portfolio of Investments – as of April 30, 2025 (Unaudited)
Natixis Target Retirement 2050 Fund*

Shares	Description	Value (†)
Common Stocks — 56.8% of Net Assets
	Aerospace & Defense — 1.4%
343	AAR Corp.(a)	$18,337
14	Axon Enterprise, Inc.(a)	8,586
951	Boeing Co.(a)	174,261
162	General Electric Co.	32,649
62	L3Harris Technologies, Inc.	13,641
54	Lockheed Martin Corp.	25,799
139	Moog, Inc., Class A	23,248
20	Northrop Grumman Corp.	9,730
255	RTX Corp.	32,163
170	Woodward, Inc.	31,887
		370,301
	Air Freight & Logistics — 0.3%
426	Expeditors International of Washington, Inc.	46,822
46	FedEx Corp.	9,675
271	GXO Logistics, Inc.(a)	9,821
74	United Parcel Service, Inc., Class B	7,052
		73,370
	Automobile Components — 0.4%
1,122	BorgWarner, Inc.	31,842
909	Magna International, Inc.	31,597
2,075	Mobileye Global, Inc., Class A(a)	30,254
268	Visteon Corp.(a)	21,223
		114,916
	Automobiles — 1.5%
2,594	General Motors Co.	117,353
969	Tesla, Inc.(a)	273,413
131	Thor Industries, Inc.	9,487
		400,253
	Banks — 2.8%
580	Ameris Bancorp	33,988
961	Atlantic Union Bankshares Corp.	26,620
998	Banc of California, Inc.	13,453
3,120	Bank of America Corp.	124,426
1,943	Citigroup, Inc.	132,862
116	Citizens Financial Group, Inc.	4,279
329	East West Bancorp, Inc.	28,146
44	First Citizens BancShares, Inc., Class A	78,282
1,809	First Financial Bancorp	41,878
1,704	Fulton Financial Corp.	28,423
290	JPMorgan Chase & Co.	70,940
141	PNC Financial Services Group, Inc.	22,657
482	SouthState Corp.	41,828
205	Truist Financial Corp.	7,860
228	U.S. Bancorp	9,198
554	Webster Financial Corp.	26,204
1,023	Wells Fargo & Co.	72,643
		763,687
	Beverages — 1.3%
92	Boston Beer Co., Inc., Class A(a)	22,613
617	Coca-Cola Co.	44,763
231	Constellation Brands, Inc., Class A	43,322
2,025	Keurig Dr. Pepper, Inc.	70,045
2,331	Monster Beverage Corp.(a)	140,140
271	PepsiCo, Inc.	36,742
		357,625
	Biotechnology — 1.3%
194	AbbVie, Inc.	37,849
387	Alnylam Pharmaceuticals, Inc.(a)	101,874
43	Amgen, Inc.	12,510
Shares	Description	Value (†)
	Biotechnology — continued
288	BioMarin Pharmaceutical, Inc.(a)	$18,343
436	CRISPR Therapeutics AG(a)	16,860
268	Gilead Sciences, Inc.	28,553
282	Halozyme Therapeutics, Inc.(a)	17,320
104	Incyte Corp.(a)	6,517
164	Neurocrine Biosciences, Inc.(a)	17,661
135	Regeneron Pharmaceuticals, Inc.	80,833
48	United Therapeutics Corp.(a)	14,548
17	Vertex Pharmaceuticals, Inc.(a)	8,661
		361,529
	Broadline Retail — 1.7%
237	Alibaba Group Holding Ltd., ADR	28,305
2,250	Amazon.com, Inc.(a)	414,945
121	eBay, Inc.	8,247
127	Ollie's Bargain Outlet Holdings, Inc.(a)	13,476
		464,973
	Building Products — 0.6%
74	Carlisle Cos., Inc.	28,082
155	Carrier Global Corp.	9,694
920	Fortune Brands Innovations, Inc.	49,514
691	Masco Corp.	41,882
181	Owens Corning	26,319
181	Trex Co., Inc.(a)	10,465
		165,956
	Capital Markets — 3.4%
909	Bank of New York Mellon Corp.	73,093
43	BlackRock, Inc.	39,313
1,571	Carlyle Group, Inc.	60,703
68	Cboe Global Markets, Inc.	15,082
1,777	Charles Schwab Corp.	144,648
135	CME Group, Inc.	37,406
108	FactSet Research Systems, Inc.	46,680
39	Goldman Sachs Group, Inc.	21,354
733	Intercontinental Exchange, Inc.	123,122
468	Janus Henderson Group PLC	15,542
89	KKR & Co., Inc.	10,170
94	Morgan Stanley	10,850
87	MSCI, Inc.	47,425
926	Nasdaq, Inc.	70,570
52	Northern Trust Corp.	4,887
62	S&P Global, Inc.	31,003
665	SEI Investments Co.	52,063
967	State Street Corp.	85,193
344	Stifel Financial Corp.	29,477
47	T. Rowe Price Group, Inc.	4,162
		922,743
	Chemicals — 0.8%
51	Air Products & Chemicals, Inc.	13,826
286	Celanese Corp.	12,730
943	Corteva, Inc.	58,457
75	DuPont de Nemours, Inc.	4,949
96	Ecolab, Inc.	24,137
248	HB Fuller Co.	13,402
183	Innospec, Inc.	16,375
82	Linde PLC	37,165
211	Minerals Technologies, Inc.	10,885
31	Sherwin-Williams Co.	10,940
293	Stepan Co.	14,814
		217,680
	Commercial Services & Supplies — 0.2%
130	MSA Safety, Inc.	20,464

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
277	RB Global, Inc.	$27,894
41	Waste Management, Inc.	9,568
		57,926
	Communications Equipment — 0.2%
72	Arista Networks, Inc.(a)	5,923
235	Ciena Corp.(a)	15,783
86	F5, Inc.(a)	22,768
		44,474
	Construction & Engineering — 0.3%
227	AECOM	22,394
59	Comfort Systems USA, Inc.	23,455
62	EMCOR Group, Inc.	24,843
40	Quanta Services, Inc.	11,708
		82,400
	Construction Materials — 0.1%
32	Martin Marietta Materials, Inc.	16,767
76	Vulcan Materials Co.	19,937
		36,704
	Consumer Finance — 0.8%
2,867	Ally Financial, Inc.	93,636
57	American Express Co.	15,185
522	Capital One Financial Corp.	94,096
		202,917
	Consumer Staples Distribution & Retail — 0.8%
253	BJ's Wholesale Club Holdings, Inc.(a)	29,743
59	Casey's General Stores, Inc.	27,293
29	Costco Wholesale Corp.	28,840
538	Kroger Co.	38,849
188	Sprouts Farmers Market, Inc.(a)	32,148
48	Target Corp.	4,641
531	Walmart, Inc.	51,640
		213,154
	Containers & Packaging — 0.2%
258	Crown Holdings, Inc.	24,853
424	Sonoco Products Co.	17,384
		42,237
	Distributors — 0.2%
358	Genuine Parts Co.	42,083
	Diversified Consumer Services — 0.3%
43	Duolingo, Inc.(a)	16,747
151	Grand Canyon Education, Inc.(a)	26,934
312	Service Corp. International	24,929
		68,610
	Diversified REITs — 0.1%
731	American Assets Trust, Inc.	13,692
	Diversified Telecommunication Services — 0.4%
1,916	AT&T, Inc.	53,073
432	Iridium Communications, Inc.	10,424
968	Verizon Communications, Inc.	42,650
		106,147
	Electric Utilities — 0.4%
188	Alliant Energy Corp.	11,475
247	Eversource Energy	14,692
191	Exelon Corp.	8,958
419	FirstEnergy Corp.	17,967
174	IDACORP, Inc.	20,548
875	PPL Corp.	31,937
165	Xcel Energy, Inc.	11,665
		117,242
Shares	Description	Value (†)
	Electrical Equipment — 0.3%
61	Eaton Corp. PLC	$17,957
203	Emerson Electric Co.	21,337
38	GE Vernova, Inc.	14,091
389	nVent Electric PLC	21,360
143	Regal Rexnord Corp.	15,135
		89,880
	Electronic Equipment, Instruments & Components — 0.8%
194	Advanced Energy Industries, Inc.	18,898
155	Amphenol Corp., Class A	11,927
414	Avnet, Inc.	19,454
330	Cognex Corp.	9,009
230	Coherent Corp.(a)	14,794
58	Fabrinet(a)	11,893
568	Flex Ltd.(a)	19,505
1,052	Knowles Corp.(a)	16,558
64	Littelfuse, Inc.	11,668
511	TE Connectivity PLC	74,800
22	Teledyne Technologies, Inc.(a)	10,253
23	Zebra Technologies Corp., Class A(a)	5,757
		224,516
	Energy Equipment & Services — 0.2%
854	ChampionX Corp.	20,607
1,204	NOV, Inc.	13,978
268	Schlumberger NV	8,911
		43,496
	Entertainment — 1.7%
75	Electronic Arts, Inc.	10,882
82	Live Nation Entertainment, Inc.(a)	10,861
246	Netflix, Inc.(a)	278,403
47	Take-Two Interactive Software, Inc.(a)	10,966
1,256	Walt Disney Co.	114,233
5,406	Warner Bros. Discovery, Inc.(a)	46,870
		472,215
	Financial Services — 2.1%
515	Block, Inc.(a)	30,112
1,319	Corebridge Financial, Inc.	39,082
794	Equitable Holdings, Inc.	39,263
308	Fiserv, Inc.(a)	56,848
696	Global Payments, Inc.	53,112
36	Jack Henry & Associates, Inc.	6,243
37	Mastercard, Inc., Class A	20,278
1,410	MGIC Investment Corp.	35,123
576	PayPal Holdings, Inc.(a)	37,924
647	Visa, Inc., Class A	223,539
296	Voya Financial, Inc.	17,523
88	WEX, Inc.(a)	11,473
		570,520
	Food Products — 0.6%
3,108	B&G Foods, Inc.	21,414
513	General Mills, Inc.	29,108
55	Hershey Co.	9,195
172	Ingredion, Inc.	22,845
171	Kellanova	14,154
719	Kraft Heinz Co.	20,923
150	McCormick & Co., Inc.	11,499
395	Mondelez International, Inc., Class A	26,911
		156,049
	Gas Utilities — 0.2%
123	Atmos Energy Corp.	19,758

Shares	Description	Value (†)
	Gas Utilities — continued
470	New Jersey Resources Corp.	$23,002
293	ONE Gas, Inc.	23,003
		65,763
	Ground Transportation — 0.4%
518	CSX Corp.	14,540
32	Norfolk Southern Corp.	7,170
124	Ryder System, Inc.	17,071
38	Saia, Inc.(a)	9,272
112	Uber Technologies, Inc.(a)	9,073
102	Union Pacific Corp.	21,997
155	XPO, Inc.(a)	16,449
		95,572
	Health Care Equipment & Supplies — 1.2%
20	Align Technology, Inc.(a)	3,466
1,097	Baxter International, Inc.	34,194
93	Becton Dickinson & Co.	19,259
95	Edwards Lifesciences Corp.(a)	7,172
843	GE HealthCare Technologies, Inc.	59,288
177	Glaukos Corp.(a)	16,682
150	Hologic, Inc.(a)	8,730
148	Intuitive Surgical, Inc.(a)	76,339
212	Merit Medical Systems, Inc.(a)	20,023
66	Penumbra, Inc.(a)	19,328
29	ResMed, Inc.	6,861
57	STERIS PLC	12,810
85	Stryker Corp.	31,783
67	Zimmer Biomet Holdings, Inc.	6,904
		322,839
	Health Care Providers & Services — 1.6%
118	Cardinal Health, Inc.	16,672
1,565	Centene Corp.(a)	93,665
42	Chemed Corp.	24,424
75	Cigna Group	25,503
641	CVS Health Corp.	42,761
221	Elevance Health, Inc.	92,948
25	HCA Healthcare, Inc.	8,627
189	HealthEquity, Inc.(a)	16,201
16	Humana, Inc.	4,196
32	Labcorp Holdings, Inc.	7,712
25	McKesson Corp.	17,820
802	Option Care Health, Inc.(a)	25,913
129	UnitedHealth Group, Inc.	53,076
		429,518
	Health Care REITs — 0.1%
251	Welltower, Inc.	38,300
	Health Care Technology — 0.7%
1,961	Doximity, Inc., Class A(a)	111,541
333	Veeva Systems, Inc., Class A(a)	77,819
		189,360
	Hotel & Resort REITs — 0.0%
248	Host Hotels & Resorts, Inc.	3,502
	Hotels, Restaurants & Leisure — 1.4%
687	Airbnb, Inc., Class A(a)	83,759
515	Aramark	17,217
5	Booking Holdings, Inc.	25,497
218	Chipotle Mexican Grill, Inc.(a)	11,013
56	DoorDash, Inc., Class A(a)	10,802
184	Marriott Vacations Worldwide Corp.	10,085
125	McDonald's Corp.	39,956
898	Starbucks Corp.	71,885
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
425	Travel & Leisure Co.	$18,670
55	Wingstop, Inc.	14,514
720	Yum China Holdings, Inc.	31,183
227	Yum! Brands, Inc.	34,150
		368,731
	Household Durables — 0.3%
415	KB Home	22,422
254	Meritage Homes Corp.	17,308
427	Taylor Morrison Home Corp.(a)	24,489
220	Toll Brothers, Inc.	22,191
		86,410
	Household Products — 0.5%
235	Church & Dwight Co., Inc.	23,345
95	Colgate-Palmolive Co.	8,758
638	Energizer Holdings, Inc.	17,252
537	Procter & Gamble Co.	87,300
		136,655
	Independent Power & Renewable Electricity Producers — 0.1%
583	AES Corp.	5,830
484	Clearway Energy, Inc., Class A	13,237
		19,067
	Industrial Conglomerates — 0.1%
66	3M Co.	9,168
74	Honeywell International, Inc.	15,577
		24,745
	Industrial REITs — 0.1%
116	Prologis, Inc.	11,855
586	Rexford Industrial Realty, Inc.	19,397
		31,252
	Insurance — 1.8%
53	Allstate Corp.	10,515
1,100	American International Group, Inc.	89,672
110	Arch Capital Group Ltd.	9,975
102	Arthur J Gallagher & Co.	32,710
314	Assured Guaranty Ltd.	27,547
51	Chubb Ltd.	14,590
305	First American Financial Corp.	18,547
184	Hanover Insurance Group, Inc.	30,562
173	Hartford Insurance Group, Inc.	21,222
74	Marsh & McLennan Cos., Inc.	16,685
87	Prudential Financial, Inc.	8,936
392	Reinsurance Group of America, Inc.	73,426
261	Selective Insurance Group, Inc.	22,767
87	Travelers Cos., Inc.	22,979
303	Willis Towers Watson PLC	93,263
		493,396
	Interactive Media & Services — 2.6%
1,129	Alphabet, Inc., Class A	179,285
1,614	Alphabet, Inc., Class C	259,676
455	Meta Platforms, Inc., Class A	249,795
497	Yelp, Inc.(a)	17,435
		706,191
	IT Services — 0.6%
100	Accenture PLC, Class A	29,915
247	Cognizant Technology Solutions Corp., Class A	18,172
71	International Business Machines Corp.	17,169
463	Kyndryl Holdings, Inc.(a)	15,011
846	Shopify, Inc., Class A(a)	80,370
		160,637

Shares	Description	Value (†)
	Leisure Products — 0.1%
924	Mattel, Inc.(a)	$14,682
	Life Sciences Tools & Services — 0.6%
56	Agilent Technologies, Inc.	6,026
1,180	Avantor, Inc.(a)	15,328
56	Bio-Techne Corp.	2,820
22	Charles River Laboratories International, Inc.(a)	2,610
75	Danaher Corp.	14,950
501	Illumina, Inc.(a)	38,877
499	IQVIA Holdings, Inc.(a)	77,380
95	Repligen Corp.(a)	13,109
11	West Pharmaceutical Services, Inc.	2,324
		173,424
	Machinery — 1.2%
131	AGCO Corp.	11,113
284	Deere & Co.	131,651
99	Dover Corp.	16,894
152	Fortive Corp.	10,593
421	Graco, Inc.	34,358
34	Illinois Tool Works, Inc.	8,157
295	ITT, Inc.	40,421
171	Oshkosh Corp.	14,323
164	SPX Technologies, Inc.(a)	22,001
287	Terex Corp.	10,102
182	Toro Co.	12,427
		312,040
	Media — 0.9%
220	Charter Communications, Inc., Class A(a)	86,209
1,992	Comcast Corp., Class A	68,126
450	Fox Corp., Class B	20,808
529	Interpublic Group of Cos., Inc.	13,289
343	Liberty Broadband Corp., Class C(a)	31,004
227	Omnicom Group, Inc.	17,288
		236,724
	Metals & Mining — 0.3%
386	Alcoa Corp.	9,469
103	Carpenter Technology Corp.	20,148
114	Freeport-McMoRan, Inc.	4,107
173	Newmont Corp.	9,114
89	Reliance, Inc.	25,652
362	U.S. Steel Corp.	15,823
		84,313
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,413	Annaly Capital Management, Inc.	27,695
	Multi-Utilities — 0.1%
191	Consolidated Edison, Inc.	21,535
78	DTE Energy Co.	10,686
48	WEC Energy Group, Inc.	5,257
		37,478
	Office REITs — 0.3%
1,046	COPT Defense Properties	27,311
991	Easterly Government Properties, Inc.	19,988
879	Highwoods Properties, Inc.	24,999
458	Kilroy Realty Corp.	14,432
		86,730
	Oil, Gas & Consumable Fuels — 2.4%
670	Antero Resources Corp.(a)	23,336
2,446	APA Corp.	38,011
312	Chevron Corp.	42,451
529	CNX Resources Corp.(a)	15,568
1,211	ConocoPhillips	107,924
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
253	Devon Energy Corp.	$7,694
41	Diamondback Energy, Inc.	5,412
584	EOG Resources, Inc.	64,433
705	Exxon Mobil Corp.	74,469
60	Hess Corp.	7,743
910	Kinder Morgan, Inc.	23,933
421	Marathon Petroleum Corp.	57,850
156	ONEOK, Inc.	12,817
453	Ovintiv, Inc.	15,212
991	Phillips 66	103,123
507	Range Resources Corp.	17,203
67	Valero Energy Corp.	7,778
321	Williams Cos., Inc.	18,801
		643,758
	Passenger Airlines — 0.3%
1,513	American Airlines Group, Inc.(a)	15,054
1,688	Delta Air Lines, Inc.	70,272
		85,326
	Personal Care Products — 0.2%
71	Estee Lauder Cos., Inc., Class A	4,257
2,525	Kenvue, Inc.	59,590
		63,847
	Pharmaceuticals — 1.6%
431	Bristol-Myers Squibb Co.	21,636
47	Eli Lilly & Co.	42,251
127	Jazz Pharmaceuticals PLC(a)	14,854
499	Johnson & Johnson	77,999
1,413	Merck & Co., Inc.	120,387
272	Novartis AG, ADR	30,869
867	Novo Nordisk AS, ADR	57,612
1,014	Pfizer, Inc.	24,752
816	Roche Holding AG, ADR	33,268
117	Zoetis, Inc.	18,299
		441,927
	Professional Services — 0.6%
37	Automatic Data Processing, Inc.	11,122
331	Equifax, Inc.	86,103
282	Exponent, Inc.	22,188
233	Korn Ferry	14,376
80	Leidos Holdings, Inc.	11,775
45	Paychex, Inc.	6,620
97	Paylocity Holding Corp.(a)	18,634
		170,818
	Real Estate Management & Development — 0.4%
513	CBRE Group, Inc., Class A(a)	62,678
56	CoStar Group, Inc.(a)	4,154
121	Jones Lang LaSalle, Inc.(a)	27,517
		94,349
	Residential REITs — 0.1%
60	AvalonBay Communities, Inc.	12,599
	Retail REITs — 0.2%
1,726	Brixmor Property Group, Inc.	42,995
	Semiconductors & Semiconductor Equipment — 3.1%
256	Advanced Micro Devices, Inc.(a)	24,921
129	Analog Devices, Inc.	25,145
108	Applied Materials, Inc.	16,277
693	ARM Holdings PLC, ADR(a)	79,037
259	Broadcom, Inc.	49,850
466	Entegris, Inc.	36,870
719	Intel Corp.	14,452

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
121	Lam Research Corp.	$8,672
248	Lattice Semiconductor Corp.(a)	12,135
69	Microchip Technology, Inc.	3,179
185	Micron Technology, Inc.	14,236
258	MKS Instruments, Inc.	18,096
3,950	NVIDIA Corp.	430,234
60	ON Semiconductor Corp.(a)	2,382
101	Onto Innovation, Inc.(a)	12,319
469	QUALCOMM, Inc.	69,628
94	Silicon Laboratories, Inc.(a)	9,565
148	Texas Instruments, Inc.	23,687
		850,685
	Software — 4.3%
53	Adobe, Inc.(a)	19,874
23	ANSYS, Inc.(a)	7,403
419	Autodesk, Inc.(a)	114,911
54	Cadence Design Systems, Inc.(a)	16,078
263	Docusign, Inc.(a)	21,500
494	Dynatrace, Inc.(a)	23,203
212	Guidewire Software, Inc.(a)	43,411
22	Intuit, Inc.	13,804
112	Manhattan Associates, Inc.(a)	19,868
1,008	Microsoft Corp.	398,422
1,282	Oracle Corp.	180,403
54	Palo Alto Networks, Inc.(a)	10,094
59	PTC, Inc.(a)	9,143
95	Qualys, Inc.(a)	11,943
59	Roper Technologies, Inc.	33,045
433	Salesforce, Inc.	116,352
25	ServiceNow, Inc.(a)	23,875
82	SPS Commerce, Inc.(a)	11,768
21	Synopsys, Inc.(a)	9,639
26	Tyler Technologies, Inc.(a)	14,126
272	Workday, Inc., Class A(a)	66,640
		1,165,502
	Specialized REITs — 0.1%
48	American Tower Corp.	10,820
55	Crown Castle, Inc.	5,817
36	Digital Realty Trust, Inc.	5,779
11	Equinix, Inc.	9,468
		31,884
	Specialty Retail — 0.8%
57	Asbury Automotive Group, Inc.(a)	12,434
100	Burlington Stores, Inc.(a)	22,504
90	Dick's Sporting Goods, Inc.	16,897
176	Floor & Decor Holdings, Inc., Class A(a)	12,573
509	GameStop Corp., Class A(a)	14,181
115	Home Depot, Inc.	41,456
54	Lithia Motors, Inc.	15,809
70	Lowe's Cos., Inc.	15,649
11	O'Reilly Automotive, Inc.(a)	15,567
68	Ross Stores, Inc.	9,452
295	TJX Cos., Inc.	37,961
		214,483
	Technology Hardware, Storage & Peripherals — 1.3%
1,550	Apple, Inc.	329,375
335	Hewlett Packard Enterprise Co.	5,434
203	HP, Inc.	5,191
83	NetApp, Inc.	7,449
		347,449
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.4%
108	Crocs, Inc.(a)	$10,413
10	Lululemon Athletica, Inc.(a)	2,708
1,072	NIKE, Inc., Class B	60,461
163	PVH Corp.	11,244
41	Ralph Lauren Corp.	9,223
2,682	Under Armour, Inc., Class A(a)	15,341
600	VF Corp.	7,128
		116,518
	Trading Companies & Distributors — 0.2%
402	Core & Main, Inc., Class A(a)	21,177
63	Watsco, Inc.	28,970
		50,147
	Water Utilities — 0.2%
609	American States Water Co.	49,396
42	American Water Works Co., Inc.	6,174
		55,570
	Wireless Telecommunication Services — 0.1%
596	Telephone & Data Systems, Inc.	22,344
	Total Common Stocks (Identified Cost $14,079,488)	15,352,520

Principal Amount
Bonds and Notes — 5.6%
	Apartment REITs — 0.0%
$6,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,549
	Automotive — 0.2%
16,000	Cummins, Inc., 5.150%, 2/20/2034	16,233
20,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	19,815
4,000	Lear Corp., 4.250%, 5/15/2029	3,892
9,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	8,134
		48,074
	Banking — 0.6%
7,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	6,768
17,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	14,946
16,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	15,470
14,000	Citigroup, Inc., 4.600%, 3/09/2026	13,994
10,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	9,992
8,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	8,014
16,000	KeyCorp, MTN, 2.550%, 10/01/2029	14,514
10,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	10,757
8,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	7,825
9,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	8,689
7,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	6,947
15,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	14,694
15,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	15,010
9,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	7,758
		155,378

Principal Amount	Description	Value (†)
	Brokerage — 0.1%
$16,000	BlackRock, Inc., 2.400%, 4/30/2030	$14,643
17,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,954
		25,597
	Building Materials — 0.1%
8,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	7,396
14,000	Owens Corning, 3.950%, 8/15/2029	13,627
		21,023
	Chemicals — 0.1%
16,000	Ecolab, Inc., 2.125%, 2/01/2032	13,645
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,737
		15,382
	Consumer Products — 0.1%
15,000	Kenvue, Inc., 5.050%, 3/22/2053	13,924
6,000	Procter & Gamble Co., 3.000%, 3/25/2030	5,729
		19,653
	Diversified Manufacturing — 0.1%
16,000	Eaton Corp., 4.150%, 3/15/2033	15,367
9,000	Emerson Electric Co., 2.000%, 12/21/2028	8,346
		23,713
	Electric — 0.3%
9,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	8,474
17,000	Entergy Corp., 0.900%, 9/15/2025	16,758
14,000	Exelon Corp., 4.050%, 4/15/2030	13,631
17,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	15,135
6,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	5,820
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,910
12,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	11,880
		74,608
	Environmental — 0.0%
9,000	Republic Services, Inc., 1.450%, 2/15/2031	7,573
3,000	Waste Management, Inc., 2.950%, 6/01/2041	2,197
		9,770
	Finance Companies — 0.1%
6,000	ARES Capital Corp., 3.250%, 7/15/2025	5,981
11,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	10,395
		16,376
	Food & Beverage — 0.2%
9,000	Bunge Ltd. Finance Corp., 2.750%, 5/14/2031	8,056
17,000	Coca-Cola Co., 1.450%, 6/01/2027	16,182
11,000	Kellanova, 4.300%, 5/15/2028	11,026
9,000	Keurig Dr. Pepper, Inc., 3.200%, 5/01/2030	8,431
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	6,436
17,000	PepsiCo, Inc., 2.750%, 3/19/2030	15,891
		66,022
	Government Owned - No Guarantee — 0.1%
13,000	Equinor ASA, 3.625%, 4/06/2040	10,588
23,000	Federal National Mortgage Association, 6.625%, 11/15/2030	26,114
		36,702
	Health Care REITs — 0.1%
16,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	15,838
7,000	Welltower OP LLC, 2.800%, 6/01/2031	6,302
		22,140
Principal Amount	Description	Value (†)
	Health Insurance — 0.1%
$14,000	Elevance Health, Inc., 4.101%, 3/01/2028	$13,920
11,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	11,464
		25,384
	Healthcare — 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,993
3,000	CVS Health Corp., 4.300%, 3/25/2028	2,977
8,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	7,861
10,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	9,256
		23,087
	Home Construction — 0.0%
13,000	NVR, Inc., 3.000%, 5/15/2030	11,967
	Integrated Energy — 0.0%
9,000	Shell International Finance BV, 6.375%, 12/15/2038	9,879
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,099
12,000	Manulife Financial Corp., 3.703%, 3/16/2032	11,188
8,000	MetLife, Inc., 5.375%, 7/15/2033	8,246
10,000	Prudential Financial, Inc., 3.935%, 12/07/2049	7,516
		29,049
	Media Entertainment — 0.1%
10,000	Netflix, Inc., 3.625%, 6/15/2025(b)	9,980
12,000	Netflix, Inc., 4.900%, 8/15/2034	12,101
		22,081
	Metals & Mining — 0.0%
9,000	Nucor Corp., 3.125%, 4/01/2032	8,074
	Midstream — 0.0%
10,000	Enbridge, Inc., 5.625%, 4/05/2034	10,116
	Mortgage Related — 1.4%
34,488	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	27,386
4,261	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2051	3,567
2,334	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2051	1,945
3,925	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	3,259
9,709	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	8,067
9,374	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	7,788
6,840	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	5,689
122	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	106
3,879	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	3,376
6,601	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	5,736
4,212	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	3,660
6,806	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	5,913
12,997	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	11,289
10,374	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	9,010
12,372	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	11,184
7,877	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	7,119
844	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	788
861	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	803
4,555	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	4,360
9,183	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	9,002
688	Federal National Mortgage Association, 2.000%, 9/01/2050	551
3,901	Federal National Mortgage Association, 2.000%, 7/01/2051	3,111
27,511	Federal National Mortgage Association, 2.000%, 8/01/2051	21,925
2,414	Federal National Mortgage Association, 2.000%, 10/01/2051	1,918
1,630	Federal National Mortgage Association, 2.000%, 11/01/2051	1,296

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$8,454	Federal National Mortgage Association, 2.000%, 3/01/2052	$6,716
7,757	Federal National Mortgage Association, 2.000%, 4/01/2052	6,166
586	Federal National Mortgage Association, 2.500%, 8/01/2050	490
4,599	Federal National Mortgage Association, 2.500%, 2/01/2051	3,827
5,104	Federal National Mortgage Association, 2.500%, 8/01/2051	4,250
4,472	Federal National Mortgage Association, 2.500%, 9/01/2051	3,726
8,911	Federal National Mortgage Association, 2.500%, 2/01/2052	7,433
10,856	Federal National Mortgage Association, 2.500%, 4/01/2052	9,020
8,532	Federal National Mortgage Association, 2.500%, 5/01/2052	7,089
17,248	Federal National Mortgage Association, 2.500%, 6/01/2052	14,350
417	Federal National Mortgage Association, 3.000%, 4/01/2034	405
1,191	Federal National Mortgage Association, 3.000%, 12/01/2049	1,041
7,021	Federal National Mortgage Association, 3.000%, 5/01/2051	6,114
6,893	Federal National Mortgage Association, 3.000%, 2/01/2052	5,999
5,740	Federal National Mortgage Association, 3.000%, 4/01/2052	4,994
15,594	Federal National Mortgage Association, 3.000%, 7/01/2052	13,539
804	Federal National Mortgage Association, 3.500%, 6/01/2049	732
207	Federal National Mortgage Association, 3.500%, 7/01/2049	188
229	Federal National Mortgage Association, 3.500%, 8/01/2049	208
3,947	Federal National Mortgage Association, 3.500%, 4/01/2052	3,568
22,900	Federal National Mortgage Association, 3.500%, 5/01/2052	20,702
8,501	Federal National Mortgage Association, 3.500%, 7/01/2052	7,679
328	Federal National Mortgage Association, 4.000%, 3/01/2050	308
7,643	Federal National Mortgage Association, 4.000%, 8/01/2052	7,136
7,633	Federal National Mortgage Association, 4.000%, 9/01/2052	7,126
12,691	Federal National Mortgage Association, 4.000%, 5/01/2053	11,838
251	Federal National Mortgage Association, 4.500%, 5/01/2049	244
97	Federal National Mortgage Association, 4.500%, 6/01/2049	94
4,391	Federal National Mortgage Association, 4.500%, 2/01/2053	4,208
2,656	Federal National Mortgage Association, 4.500%, 4/01/2053	2,545
13,713	Federal National Mortgage Association, 4.500%, 8/01/2053	13,120
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$788	Government National Mortgage Association, 3.000%, 4/20/2052	$698
11,257	Government National Mortgage Association, 3.000%, 6/20/2052	9,967
5,501	Government National Mortgage Association, 4.000%, 8/20/2053	5,137
6,276	Government National Mortgage Association, 5.000%, 7/20/2053	6,167
26,029	Government National Mortgage Association, 5.500%, 4/20/2053	26,100
		381,772
	Office REITs — 0.0%
8,000	Boston Properties LP, 2.750%, 10/01/2026	7,756
	Oil Field Services — 0.0%
8,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	7,834
6,000	Schlumberger Investment SA, 4.850%, 5/15/2033	5,769
		13,603
	Other REITs — 0.0%
9,000	Prologis LP, 1.250%, 10/15/2030	7,640
	Pharmaceuticals — 0.2%
18,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	15,961
7,000	Biogen, Inc., 2.250%, 5/01/2030	6,225
12,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	11,611
6,000	Merck & Co., Inc., 1.450%, 6/24/2030	5,214
5,000	Viatris, Inc., 3.850%, 6/22/2040	3,506
		42,517
	Property & Casualty Insurance — 0.1%
7,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	6,435
9,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	8,003
		14,438
	Railroads — 0.1%
14,000	CSX Corp., 2.600%, 11/01/2026	13,648
23,000	Union Pacific Corp., 2.950%, 3/10/2052	14,530
		28,178
	Restaurants — 0.0%
13,000	Starbucks Corp., 2.250%, 3/12/2030	11,667
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,729
4,000	Realty Income Corp., 3.400%, 1/15/2028	3,902
		5,631
	Retailers — 0.2%
6,000	Amazon.com, Inc., 3.875%, 8/22/2037	5,407
19,000	Home Depot, Inc., 1.375%, 3/15/2031	15,956
18,000	TJX Cos., Inc., 1.150%, 5/15/2028	16,528
6,000	Walmart, Inc., 4.100%, 4/15/2033	5,852
		43,743
	Technology — 0.4%
13,000	Adobe, Inc., 2.300%, 2/01/2030	11,963
7,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	6,704
7,000	Intel Corp., 2.450%, 11/15/2029	6,304
15,000	International Business Machines Corp., 4.000%, 6/20/2042	12,231
16,000	NVIDIA Corp., 2.850%, 4/01/2030	15,121
10,000	Oracle Corp., 2.950%, 5/15/2025	9,993
17,000	QUALCOMM, Inc., 1.650%, 5/20/2032	13,946
8,000	QUALCOMM, Inc., 4.500%, 5/20/2052	6,624
11,000	Salesforce, Inc., 1.500%, 7/15/2028	10,184
7,000	Texas Instruments, Inc., 4.900%, 3/14/2033	7,090
		100,160

Principal Amount	Description	Value (†)
	Treasuries — 0.6%
$24,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	$11,675
15,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	10,984
13,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	9,069
36,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	26,779
20,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	15,012
26,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	19,351
12,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	11,112
32,000	U.S. Treasury Notes, 0.375%, 11/30/2025	31,317
4,000	U.S. Treasury Notes, 3.125%, 8/31/2027	3,958
11,000	U.S. Treasury Notes, 4.625%, 2/15/2035	11,413
		150,670
	Utility Other — 0.0%
6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,615
	Wireless — 0.0%
13,000	Vodafone Group PLC, 6.150%, 2/27/2037	13,746
	Wirelines — 0.1%
6,000	AT&T, Inc., 3.650%, 6/01/2051	4,198
21,000	Verizon Communications, Inc., 2.650%, 11/20/2040	14,762
		18,960
	Total Bonds and Notes (Identified Cost $1,567,960)	1,524,720

Shares
Exchange-Traded Funds — 8.5%
27,064	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $2,086,020)	2,291,779

Mutual Funds — 13.6%
92,060	WCM Focused Emerging Markets Fund, Institutional Class	1,379,056
95,815	WCM Focused International Growth Fund, Institutional Class	2,300,525
	Total Mutual Funds (Identified Cost $3,737,943)	3,679,581

Shares	Description	Value (†)

Affiliated Mutual Funds — 12.4%
44,915	Loomis Sayles Inflation Protected Securities Fund, Class N	$438,370
71,785	Mirova Global Green Bond Fund, Class N	623,811
175,702	Mirova International Megatrends Fund, Class N	2,284,131
	Total Affiliated Mutual Funds (Identified Cost $3,359,964)	3,346,312

Principal Amount
Short-Term Investments — 3.5%
$958,986	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2025 at 2.500% to be repurchased at $959,053 on 5/01/2025 collateralized by $279,100 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $370,848; $595,800 U.S. Treasury Note, 4.500% due 7/15/2026 valued at $608,050 including accrued interest(c) (Identified Cost $958,986)	958,986
	Total Investments — 100.4% (Identified Cost $25,790,361)	27,153,898
	Other assets less liabilities — (0.4)%	(115,098)
	Net Assets — 100.0%	$27,038,800

*	Subsequent Event. On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2050 Fund. Liquidation will take place on or about July 29, 2025.

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the value of Rule 144A holdings amounted to $24,509 or
0.1% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2025, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$455,419	$3,917	$29,266	$772	$7,528	$438,370	44,915	$3,917
Mirova Global Green Bond Fund, Class N	655,017	—	37,822	1,972	4,644	623,811	71,785	—
Mirova International Megatrends Fund, Class N	2,342,330	2,543	152,073	23,387	67,944	2,284,131	175,702	—
	$3,452,766	$6,460	$219,161	$26,131	$80,116	$3,346,312	292,402	$3,917

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$15,352,520	$ —	$ —	$15,352,520
Bonds and Notes(a)	—	1,524,720	—	1,524,720
Exchange-Traded Funds	2,291,779	—	—	2,291,779
Mutual Funds	3,679,581	—	—	3,679,581
Affiliated Mutual Funds	3,346,312	—	—	3,346,312
Short-Term Investments	—	958,986	—	958,986
Total Investments	$24,670,192	$2,483,706	$—	$27,153,898

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2025 (Unaudited)
Equity	87.4%
Fixed Income	9.5
Short-Term Investments	3.5
Total Investments	100.4
Other assets less liabilities	(0.4)
Net Assets	100.0%